Warrants Outstanding - Warrants Outstanding (Details)	Jun. 30, 2012	May 09, 2017 $.075	Apr. 30, 2017 $.075	Mar. 29, 2017 $.075	Mar. 05, 2017 $.075	Feb. 23, 2017 $.075	Feb. 09, 2017 $.075	Sep. 16, 2016 $.075	Jan. 25, 2017 $.045
No. of Warrants	4,682,997	395,777	320,000	600,000	203,333	1,200,000	350,000	1,116,667	497,220